Income and Expenses Relating to Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 10,433	¥ 9,170
Reinsurance premiums	¥ (2,608)	¥ (2,593)